Financial risk management and derivatives - Summary of information about collateral held as security (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of collateral held as security for assets [line items]
2018	$ 268
Government bonds [member]
Disclosure of collateral held as security for assets [line items]
2018	60
Supranational bonds [member]
Disclosure of collateral held as security for assets [line items]
2018	208
AAA credit rating [member]
Disclosure of collateral held as security for assets [line items]
2018	207
AA credit rating [member]
Disclosure of collateral held as security for assets [line items]
2018	34
AA Minus Credit Rating [member]
Disclosure of collateral held as security for assets [line items]
2018	$ 27